Stock-Based Compensation (Details) - Schedule of Estimates the Fair Value of Each Option Award - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Estimates the Fair Value of Each Option Award [Abstract]
Weighted-average fair value (in Dollars per share)	$ 2.45	$ 1.48
Expected volatility		100.00%
Expected term		5 years
Dividend yield	0.00%	0.00%
Minimum [Member]
Schedule of Estimates the Fair Value of Each Option Award [Abstract]
Expected volatility	100.00%
Expected term	5 years
Risk-free interest rate	1.26%	1.15%
Maximum [Member]
Schedule of Estimates the Fair Value of Each Option Award [Abstract]
Expected volatility	134.00%
Expected term	7 years
Risk-free interest rate	4.24%	2.41%